Options and Warrants (Details) - Schedule of summarizes additional information relating to the warrants outstanding - Warrant [Member]	12 Months Ended
Jan. 31, 2023 USD ($) $ / shares shares
Exercise Prices 12.00 [Member]
Schedule of summarizes additional information relating to the warrants outstanding [Abstract]
Range of Exercise Prices	$ 12
Number Outstanding (in Shares) | shares	54,633
Weighted Average Remaining Contractual Life(Years)	2 months 26 days
Weighted Average Exercise Price for Shares Outstanding	$ 12
Number Exercisable (in Shares) | shares	54,633
Weighted Average Exercise Price for Shares Exercisable	$ 12
Intrinsic Value (in Dollars) | $
Exercise Prices 6.43 [Member]
Schedule of summarizes additional information relating to the warrants outstanding [Abstract]
Range of Exercise Prices	$ 6.43
Number Outstanding (in Shares) | shares	1,082,205
Weighted Average Remaining Contractual Life(Years)	3 years 8 months 4 days
Weighted Average Exercise Price for Shares Outstanding	$ 6.43
Number Exercisable (in Shares) | shares	1,082,205
Weighted Average Exercise Price for Shares Exercisable	$ 6.43
Intrinsic Value (in Dollars) | $
Exercise Prices 4.20 [Member]
Schedule of summarizes additional information relating to the warrants outstanding [Abstract]
Range of Exercise Prices	$ 4.2
Number Outstanding (in Shares) | shares	145,833
Weighted Average Remaining Contractual Life(Years)	1 year 8 months 23 days
Weighted Average Exercise Price for Shares Outstanding	$ 4.2
Number Exercisable (in Shares) | shares	145,833
Weighted Average Exercise Price for Shares Exercisable	$ 4.2
Exercise Prices 7.50 [Member]
Schedule of summarizes additional information relating to the warrants outstanding [Abstract]
Range of Exercise Prices	$ 7.5
Number Outstanding (in Shares) | shares	25,000
Weighted Average Remaining Contractual Life(Years)	4 years 9 months 7 days
Weighted Average Exercise Price for Shares Outstanding	$ 7.5
Number Exercisable (in Shares) | shares	25,000
Weighted Average Exercise Price for Shares Exercisable	$ 7.5